VANECK TECHNOLOGY TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 56.3%
Semiconductors & Semiconductor
Equipment : 24.3%
Advanced Micro Devices, Inc.* 1,235 $ 264,488
Analog Devices, Inc. 269 72,953
Applied Materials, Inc. 513 131,836
Broadcom, Inc. 11,227 3,885,665
First Solar, Inc. * 14 3,657
Intel Corp. * 3,232 119,261
KLA Corp. 17 20,656
Lam Research Corp. 984 168,441
Microchip Technology, Inc. 480 30,586
Micron Technology, Inc. 759 216,626
Monolithic Power Systems, Inc. 6 5,438
NVIDIA Corp. 57,530 10,729,344
NXP Semiconductors NV 238 51,660
ON Semiconductor Corp. * 250 13,538
Qualcomm, Inc. 750 128,288
Teradyne, Inc. 20 3,871
Texas Instruments, Inc. 732 126,995
15,973,303
Software & Services : 16.5%
Accenture PLC 491 131,735
Adobe, Inc. * 260 90,997
Akamai Technologies, Inc. * 18 1,571
AppLovin Corp. * 240 161,717
Autodesk, Inc. * 233 68,970
Cadence Design Systems, Inc. * 240 75,019
Cognizant Technology
Solutions Corp. 268 22,244
Crowdstrike Holdings, Inc. * 237 111,096
Datadog, Inc. * 247 33,590
Fair Isaac Corp. * 3 5,072
Fortinet, Inc. * 500 39,705
Gen Digital, Inc. 500 13,595
GoDaddy, Inc. * 17 2,109
International Business
Machines Corp. 736 218,011
Intuit, Inc. 241 159,643
Microsoft Corp. 17,520 8,473,022
Oracle Corp. 1,751 341,287
Palantir Technologies, Inc. * 1,729 307,330
Palo Alto Networks, Inc. * 496 91,363
PTC, Inc. * 15 2,613
Roper Technologies, Inc. 14 6,232
Salesforce, Inc. 739 195,768
ServiceNow, Inc. * 1,160 177,700
Synopsys, Inc. * 229 107,566
Tyler Technologies, Inc. * 5 2,270
VeriSign, Inc. 11 2,672
Workday, Inc.* 233 50,044
10,892,941
Technology Hardware & Equipment : 15.5%
Amphenol Corp. 978 132,167
Apple, Inc. 35,033 9,524,070
Arista Networks, Inc. * 750 98,273
CDW Corp. 17 2,315
Cisco Systems, Inc. 2,766 213,065
Corning, Inc. 510 44,656
Number
of Shares Value
Technology Hardware & Equipment
(continued)
Dell Technologies, Inc. 244 $ 30,715
F5, Inc. * 7 1,787
Hewlett Packard Enterprise Co. 1,000 24,020
HP, Inc. 750 16,710
Jabil, Inc. 14 3,192
Keysight Technologies, Inc. * 22 4,470
Motorola Solutions, Inc. 21 8,050
NetApp, Inc. 231 24,738
Seagate Technology Holdings
PLC 233 64,166
Super Micro Computer, Inc. * 269 7,874
TE Connectivity PLC 243 55,285
Teledyne Technologies, Inc. * 6 3,064
Trimble, Inc. * 236 18,491
Western Digital Corp. 250 43,068
Zebra Technologies Corp.* 6 1,457
10,321,633
Total Common Stocks
(Cost: $37,653,926) 37,187,877
EXCHANGE TRADED FUND: 43.5%(a)
(Cost: $28,733,424)
Technology Select Sector SPDR
Fund † 200,000 28,794,000
Underline
Total Investments Before Collateral for
Securities Loaned: 99.8%
(Cost: $66,387,350) 65,981,877
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%
(Cost: $6)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.80%(b) 6 6
Total Investments: 99.8%
(Cost: $66,387,356) 65,981,883
Other assets less liabilities: 0.2% 137,449
NET ASSETS: 100.0% $ 66,119,332

VANECK TECHNOLOGY TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for geographic sectors.
* Non-income producing
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the fund's webpage.
† Security fully or partially on loan. Total market value of securities on loan is $10,938,121.
(b) The rate shown is the 7-day yield as of 12/31/25.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 37,187,877 $ — $ — $ 37,187,877
Exchange Traded Fund 28,794,000 — — 28,794,000
Money Market Fund 6 — — 6
Total Investments $ 65,981,883 $ — $ — $ 65,981,883